Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes Payable Disclosure [Abstract]
Schedule of inventory
	December 31, 2022	December 31, 2021
Finished goods	$-	$96,725
Work-in-process	-	-
Raw materials	-	84,620
Allowance for inventory valuation and obsolescence loss	-	(155,370)
Inventories, net	$-	$25,975